MINERAL RIGHTS AND PROPERTIES	12 Months Ended
Mar. 31, 2019
Disclosure of mineral rights and properties [Abstract]
MINERAL RIGHTS AND PROPERTIES

8.	MINERAL RIGHTS AND PROPERTIES

Mineral rights and properties consist of:

	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	XHP	RZY	Total
Balance as at April 1, 2017	$234,847	$63,746	$103,202	$19,906	$174	$421,875
Capitalized expenditures	20,125	14	323	231	-	20,693
Environmental rehabiliation	(589)	(52)	(36)	(17)	-	(694)
Foreign currecy translation impact	23,351	1,346	9,755	1,904	6	36,362
Balance as at March 31, 2018	$277,734	$65,054	$113,244	$22,024	$180	$478,236
Capitalized expenditures	23,238	189	1,014	261	-	24,702
Mine right fee	3,839	-	-	-	-	3,839
Environmental rehabiliation	1,091	35	(12)	8	-	1,122
Foreign currecy translation impact	(17,449)	(973)	(7,085)	(1,384)	(6)	(26,897)
Ending balance as at March 31, 2019	$288,453	$64,305	$107,161	$20,909	$174	$481,002

Impairment and accumulated depletion
Balance as at April 1, 2017	$(64,157)	$(56,891)	$(74,547)	$(19,906)	$(174)	$(215,675)
Depletion	(12,196)	-	(1,837)	-	-	(14,033)
Foreign currecy translation impact	(6,746)	(693)	(7,111)	(1,892)	(6)	(16,448)
Balance as at March 31, 2018	$(83,099)	$(57,584)	$(83,495)	$(21,798)	$(180)	$(246,156)
Impairment reversal	-	-	-	7,279	-	7,279
Depletion	(13,312)	-	(2,209)	-	-	(15,521)
Foreign currecy translation impact	5,232	501	5,213	1,364	6	12,316
Ending balance as at March 31, 2019	$(91,179)	$(57,083)	$(80,491)	$(13,155)	$(174)	$(242,082)

Carrying amounts
Balance as at March 31, 2018	$194,635	$7,470	$29,749	$226	$-	$232,080
Ending balance as at March 31, 2019	$197,274	$7,222	$26,670	$7,754	$-	$238,920

On March 31, 2019, the Company paid a mine right fee of $3,839 (RMB ¥25.7 million) to the Chinese government for the additional mineral resources of TLP and LM mine (part of the Ying Mining District).

Subsequent to March 31, 2019, the Company’s subsidiary, Henan Found, entered into a share transfer agreement (the “Agreement”) with an arm’s length private Chinese company to dispose the XHP project. Pursuant to the Agreement, Henan Found will sell its 100% equity interest in SX Gold, the holding company of the XHP project, for $7.45 million (RMB ¥50 million), net of amounts SX Gold owing to Henan Found. The Company was neither committed to a plan to sell the XHP project, nor did any active marketing activities for a sale. Accordingly, assets or liabilities associated with SX Gold were not classified as held for sale as at March 31, 2019. During April 2019, the Company received partial payments of $4.47 million (RMB ¥30 million) for the sale. The transaction is expected to close in the first quarter of Fiscal 2020.

As at March 31, 2019, the carrying amount of the XHP project was remeasured to its recoverable amount, being its fair value less costs of disposal (“FVLCD”), based on the expected proceeds from the sale less certain debt settlement and estimated costs prior to the closing of the transaction. As a result, the Company recorded an impairment reversal of $7,279 during the year ended March 31, 2019.